Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Disclosure [Abstract]
2018	$ 18,488	¥ 120,289
2019	11,625	75,638
2020	306,281	1,992,760
2021	5,994	39,000
2022 thereafter	$ 6,225	¥ 40,500